Income (Loss) Per Common Share	12 Months Ended
Dec. 31, 2010
Net Loss Per Common Share
Net Loss Per Common Share

NOTE 5—Income (Loss) Per Common Share

Net income (loss) applicable to common stock was used as the numerator in computing basic and diluted income (loss) per common share for the years ended December 31, 2010, 2009 and 2008. The following table sets forth information related to the computations of basic and diluted income (loss) per share.

	Year Ended December 31,
	2010	2009	2008
	(Amounts in thousands, except per share data)
Basic income (loss) per share:
Income (loss) applicable to common stock	$(268,167)	$(257,033)	$115,727
Weighted-average shares of common stock outstanding (1)	35,921	35,866	33,806

Basic income (loss) per share	$(7.47)	$(7.17)	$3.42

Diluted income (loss) per share:
Income (loss) applicable to common stock	$(268,167)	$(257,033)	$115,727
Dividends on convertible preferred stock (2)	—	—	6,047
Interest and amortization of loan cost on convertible senior notes, net of tax (3)	—	—	8,651

Diluted income (loss)	$(268,167)	$(257,033)	$130,425

Weighted-average shares of common stock outstanding (1)	35,921	35,866	33,806
Assumed conversion of convertible preferred stock (2)	—	—	3,588
Assumed conversion of convertible senior notes (3)	—	—	2,654
Stock options and restricted stock (4)	—	—	349

Weighted-average diluted shares outstanding	35,921	35,866	40,397

Diluted income (loss) per share	$(7.47)	$(7.17)	$3.23

(1)	This amount does not include 1,624,300 shares in 2010, 2009 and 2008 of common stock outstanding under the Share Lending Agreement in 2010, 2009 and 2008. See Note 7.
(2)	Common shares issuable upon assumed conversion of our convertible preferred stock amounting to 3,587,850 shares and the accrued dividends on the convertible preferred stock were not included in the computation of diluted loss per share for the periods presented in 2009 and 2010, as they would have been anti-dilutive.
(3)	Common shares issuable upon assumed conversion of our convertible senior notes amounting to 8,958,395 shares 2010 and the accrued interest on the convertible senior notes were not included in the computation of diluted loss per for the periods presented in 2009 and 2010, as they would have been anti-dilutive.
(4)	Common shares on assumed conversion of restricted stock and stock options in the amounts of 53,144 shares and 125,131 shares for the years 2010 and 2009, respectively, were not included in the computation of diluted loss per common share since their inclusion would have been anti-dilutive.